Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Plan assets measured at fair value
Total investment assets and cash management	$ (954,248)	$ (772,482)	$ (733,049)
Plan assets
Plan assets measured at fair value
Total investment assets and cash management	420,403	431,982	$ 474,479
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	28,894	25,095
Money market securities	169,603	207,910
Total investment assets	406,951	419,996
Cash management	13,452	11,986
Total investment assets and cash management	420,403	431,982
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	28,894	25,095
Money market securities	169,603	207,910
Total investment assets	406,951	419,996
Total investment assets and cash management	406,951	419,996
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	32,239	21,236
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	32,239	21,236
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	176,215	165,755
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 176,215	$ 165,755